9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Due to related parties		$ 385,574	$ 214,731
Jason Weber
Services		Consulting fee andshare-based payment
Due to related parties		$ 0	0
Rob Duncan
Services		Consulting fee and share-based payment
Due to related parties		$ 0	0
Pacific Opportunity Capital Ltd. (a)
Services	[1]	Accounting, financing and shareholder communication services
Due to related parties		$ 379,717 [2]	214,731	[1]
Mark Brown
Services		Expensesreimbursement
Due to related parties		$ 5,857	$ 0

[1]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.
[2]	Includes a $49,465 advance that is non-interest bearing without specific terms of repayment.